Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: -	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the financial statements of the Company as of December 31, 2019, were applied consistently in these financial statements, except for the effect of adoption of new accounting standards updates as described below:

A.	Recently issued accounting pronouncements

Accounting Standards Update 2016-13, "Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments"

Commencing January 1, 2020, the Company adopted ASC Update 2016-13, "Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments."

ASC Update 2016-13 revised the criteria for the measurement, recognition, and reporting of credit losses on financial instruments to be recognized when expected. This update is effective for fiscal years beginning after December 15, 2019, including the interim periods within those years, with early adoption permitted for fiscal years beginning after December 15, 2018, including interim periods within those years.

The adoption of ASU 2016-13 did not have a significant impact on the Company's consolidated financial statements.

Accounting Standards Update 2017-04 "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment"

Commencing January 1, 2020, the Company adopted ASC Update 2017-4, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment."

To simplify the subsequent measurement of goodwill, the amendments eliminate Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable.

The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.

The amendments were applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition.

The adoption of ASU 2017-4 did not have a significant impact on the company's consolidated financial statements.

B.	Use of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to the following:

●	Inventory valuation

●	Impairment of long-lived assets and intangible assets subject to amortization

●	Fair value of goodwill

●	Revenue recognition.

C.	Income (loss) per share

The Company computes net loss per share in accordance with ASC 260, "Earnings per share". Basic loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, net of the weighted average number of treasury shares (if any).

Diluted loss per ordinary share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional potential shares of ordinary shares that would have been outstanding if the potential ordinary shares had been issued and if the additional ordinary shares were dilutive. Potential ordinary shares are excluded from the computation for a period in which a net loss is reported or if their effect is anti-dilutive.

An amount of 574,889 and 318,748 weighted average outstanding stock options and stock warrants have been excluded from the calculation of the diluted net loss per share for the period of six months ended June 30, 2020 and 2019, respectively, because the effect of the ordinary shares issuable as a result of the exercise or conversion of these instruments was determined to be anti-dilutive.

D.	Reclassified amounts

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications did not have material effect on the reported results of operations, shareholder's equity or cash flows.